Note 11 - Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

11. Accrued Liabilities

Accrued liabilities are as follows:

	June 30, 2013	January 31, 2013
Professional fees	$1,600,000	$0
Accrued sales commissions	303,493	332,844
Accrued bonus	225,000	580,352
Taxes Payable	18,000	400,993
Other	1,888,778	611,712
	$4,035,271	$1,925,901

9. Accrued Liabilities

Accrued liabilities as of January 31, 2013, 2012 and 2011 are as follows:

	January 31,
	2013	2012	2011
Accrued sales commissions	$332,844	$258,473	$145,850
Accrued bonus	580,352	559,625	350,000
Taxes payable	400,993	661,777	354,763
Other	611,712	750,442	663,815
	$1,925,901	$2,230,317	$1,514,428